SHORT-TERM INVESTMENTS	12 Months Ended
Aug. 31, 2020
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4.       SHORT-TERM INVESTMENTS

Short-term investments consist primarily of wealth management products, which are certain deposits with different interest rates and fixed maturity dates ranging from three months to one year. The Group has the positive intent and ability to hold the investments to maturity. There has been no impairment recognized and no sales of any short term investments before maturities during the periods presented. Due to the short term nature of investments, the carrying amount approximates its fair value.

As of August 31, 2019, the balance of short-term investments amount to RMB 241,270, which consists of investment in a USD fund-linked note with a maturity date on May 28, 2020 (the "Notes"), representing approximately RMB 221,670, and a PRC bank wealth management product with an aggregate amount of RMB 19,600. The Notes was redeemed at the maturity date at the amount of its notional amount of USD 30,000 in the year ended August 31, 2020.

As of August 31, 2020, the balance of short-term investments pertains to investments in a USD Global Medium Term Note (the "GMT Note") with a maturity date on May 4, 2021 with an aggregate notional amount of USD 2,000 (approximately RMB 13,695).